Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 8:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2023 and 2022:

	Fair value measurements
	December 31, 2023
	Level 1	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	$19,450	$287	$19,737
Financial assets measured at fair value through profit or loss	-	4,620	4,620
Dividend preference derivative in TSG (1)	-	3,000	3,000
Assets in respect of business combinations	-	1,368	1,368
	$19,450	$9,275	$28,725

	Fair value measurements
	December 31, 2023
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$57,867	$57,867
Contingent consideration in respect of business combination	$10,576	$10,576

	$68,443	$68,443

	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	$9,408	$-	$462	$9,870
Financial assets measured at fair value through profit or loss	738	-	4,762	5,500
Dividend preference derivative in TSG (1)	-	-	3,000	3,000
Foreign currency derivative contracts	-	109	-	109

	$10,146	$109	$8,224	$18,479

	Fair value measurements
	December 31, 2022
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$72,188	$72,188
Contingent consideration in respect of business combination	30,635	30,635

	$102,823	$102,823

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.

The Group believes that the carrying amount of cash, short-term deposits, trade receivables, trade payables, overdrafts and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

Changes in financial assets and liabilities classified in Level 3:

	Financial assets measured at fair value	Financial Liabilities measured at fair value
Balance as of January 1, 2022:	$2,023	$95,773
Increase due to acquisitions	462	19,791
Fair value measured for the first time	4,762	7,086
Change in fair value measurements	977	629
Deduction of the contingent consideration	-	(17,171)
Other	-	(3,285)
Balance as of December 31, 2022	$8,224	$102,823
Increase due to acquisitions	1,368	8,039
Fair value measured for the first time	-	1,594
Change in fair value measurements	(175)	(893)
Deduction of the contingent consideration	-	(39,837)
Other	(142)	(3,283)
Balance as of December 31, 2023	$9,275	$68,443